SHARE-BASED PAYMENTS - Assumptions (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-based Payment Arrangements [Abstract]
Common share price (in dollars per share)	$ 35.33	$ 25.45
Exercise price (in dollars per share)	$ 35.33	$ 25.45
Dividend yield (in percent)	0.00%	0.58%
Expected volatility (in percent)	39.27%	39.32%
Risk free interest rate (in percent)	2.94%	3.53%
Expected stock option life (in years)	5 years	5 years